N-2	Jan. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002033164
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-281369
Investment Company Act File Number	811-23993
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	Rockefeller Municipal Opportunities Fund
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	516-1681
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of Net Assets Attributable to Common Shares):

Management Fees(1)	0.87%
Interest expense and fees on Floating Rate Note Obligations	0.60%
Other Expenses(2)	0.62%
Total Annual Fund Operating Expenses	2.09%
Fee Waiver/Expense Reimbursement(3)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.09%

(1)    Pursuant to an investment management agreement, the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 0.75% of the Fund’s average daily Managed Assets. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The Management Fee percentage calculation assumes the use of leverage by the Fund. To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual Management Fee rate and then divided by the Fund’s net assets.
(2)    Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(3)    The Investment Manager has contractually agreed, through January 31, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 1.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Investment Manager may not terminate the Expense Limitation Agreement prior to January 31, 2027 without the approval of the Board of Trustees. After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment.

Management Fees [Percent]	0.87%
Dividend Expenses on Preferred Shares [Percent]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.62%
Total Annual Expenses [Percent]	2.09%
Waivers and Reimbursements of Fees [Percent]	0.00%
Net Expense over Assets [Percent]	2.09%
Expense Example [Table Text Block]
Example

The following example illustrates the expenses that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return, assuming you hold your shares and assuming your shares are repurchased in full.

If you hold your shares during the period shown:

1 Year	3 Years	5 Years	10 Years
$21	$66	$112	$242

If you redeem your shares at the end of each period:

1 Year	3 Years	5 Years	10 Years
$21	$66	$112	$242

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes the estimated “Dividend and Other Costs on Preferred Shares” and “Other
Expenses” set forth in the Annual Fund Operating Expenses table would remain at the percentage set forth in the above for all periods shown, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate or return may be greater or less than the hypothetical 5% annual return shown in the example.
Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	66
Expense Example, Years 1 to 5	112
Expense Example, Years 1 to 10	$ 242
Purpose of Fee Table , Note [Text Block]	SUMMARY OF FUND EXPENSES This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	Pursuant to an investment management agreement, the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 0.75% of the Fund’s average daily Managed Assets. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The Management Fee percentage calculation assumes the use of leverage by the Fund. To derive the annual Management Fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s Managed Assets were multiplied by the annual Management Fee rate and then divided by the Fund’s net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. This policy is fundamental and may not be changed without shareholder approval. In complying with the 80% investment policy, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund intends to invest in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies, and authorities) and the District of Columbia, U.S. territories, commonwealths, and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund intends to select investments without regard to the federal alternative minimum tax (“AMT”) and therefore may select investments subject to the federal AMT.

The Fund intends to invest at least 60% of its total assets in municipal securities that have medium investment grade ratings or lower ratings at the time of purchase (e.g., BBB+/Baa1 or lower) by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by the Investment Manager to be of comparable quality. The Fund may also invest in lower rated municipal securities, including high-yield bonds (commonly known as “junk bonds”), which are bonds rated below investment grade, and distressed bonds, which are often unrated, lower-rated, in default, or near default. If rating services assign different ratings to the same security, the Investment Manager will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities. To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (“AAA”) securities even if the issuer itself has a below-investment-grade rating.
The Fund also may invest in unrated securities, in which case the Investment Manager internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Investment Manager’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Because the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund’s investments should be considered speculative.

The Fund does not limit its investments to securities of a particular maturity range and may hold both short-and long-term securities. However, the Fund currently expects to focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund can invest in inverse floaters issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. The Fund’s investments in inverse floaters are considered municipal securities for purposes of the 80% policy described above. The Fund has the ability to expose up to 40% of its total assets to the effects of leverage from these investments.

Inverse Floaters are issued in connection with TOB financing transactions to generate leverage for the Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by the Fund (the “underlying security”), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”) with a fixed principal amount that represent a senior interest in the underlying security and which are sold to other investors, and inverse floaters that represent a residual, subordinate interest in the underlying security and which are purchased by the Fund. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the inverse floaters, is paid the residual cash flow from the underlying security. Accordingly, the inverse floaters provide the Fund with leveraged exposure to the underlying security.

A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.

The Fund can borrow from banks, a technique referred to as “leverage,” in amounts up to one-third of the Fund’s total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Investment Manager when available or funding amounts necessary to unwind or “collapse” TOB Trusts that issued inverse floaters to the Fund (an investment vehicle used by the Fund as described in this prospectus). The Fund may also borrow to meet repurchase obligations or for temporary and emergency purposes.

The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal conditions or as part of its normal trading strategies and policies.

The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Investment Manager determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.

The Fund can invest more than 25% of its total assets in municipal securities for similar types of projects that are issued in connection with special taxing districts that are organized to plan and finance infrastructure development to induce residential, commercial, and industrial growth and redevelopment. The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.

The Fund can invest without limit in zero coupon securities. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the 1933 Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero-coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.

The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage the effective duration of its portfolio. The Fund may use derivative instruments for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, and/or enhance total return. The Fund’s use of derivative instruments may expose the Fund to the effects of leverage.

Decisions to purchase or sell securities are determined by the relative value considerations of the Investment Manager that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Investment Manager considers it advantageous to purchase or sell securities.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
Risk Factors [Table Text Block]
PRINCIPAL RISKS OF THE FUND

The NAV of the Common Shares will fluctuate with and be affected by, among other things, various principal risks of the Fund and its investments which are summarized below.

AMT Bond Risk

Investments by the Fund in “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates may be heightened under recent market conditions, including because the U.S. Federal Reserve (the “Federal Reserve”) has raised interest rates from historically low levels and the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments.

Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.

Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand interest rate sensitivity of a security or of the Fund. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates.

Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. These factors, collectively and/or individually, could cause the Fund to lose value.

Municipal Bond Risk

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation, or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances, or regulations enacted in the future by Congress or state legislatures, or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential physical risks resulting from climate change, including extreme weather, flooding, and fires. Climate risks, if materialized, can adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source municipal issuer’s revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.

The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be less liquid or may become less liquid because of, among other things, a credit rating downgrade, a payment default, or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit, or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund’s duration and cause the Fund to be subject to increased duration and interest rate risk.

The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.

The Fund may invest in taxable municipal bonds, such as Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorized state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. The Fund’s investments in Build America Bonds or similar taxable municipal bonds will result in taxable income and the Fund may elect to pass through to Common Shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Taxable municipal bonds involve similar risks as tax-exempt municipal bonds, including credit and market risk. See “Principal Risks of the Fund—Credit Risk” and “Principal Risks of the Fund—Market Risk.”

The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.

In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.

Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.

Private activity bonds are yet another type of municipal security. Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.

Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.

In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.

Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

Investing in U.S. Territories, Commonwealths and Possessions Risk

The Fund may invest in obligations of the governments of U.S. territories, commonwealths, and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. The Investment Manager expects the Fund to remain invested in municipal securities issued by Puerto Rico, its agencies, and instrumentalities, subject to market, economic and political conditions. For the past several years, Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. The amount of its outstanding public debt will make it very difficult for Puerto Rico to make full repayment. Certain issuers of Puerto Rico municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. As a result of Puerto Rico’s challenging economic and fiscal environment, certain securities issued by Puerto Rico and its agencies are currently considered below-investment-grade securities. If the economic situation in Puerto Rico persists or worsens, the volatility, liquidity, credit quality and performance of the Fund could be adversely affected. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the percentage of the Fund invested in Puerto Rican municipal securities, as of the date of reports, which may be substantial.

Tobacco Related Bonds Risk

The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state’s interest in the MSA and (ii) tobacco bonds subject to a state’s appropriation pledge, for which payments may come from both the MSA revenue and the applicable state’s appropriation pledge.

Tobacco Settlement Revenue Bonds Risk. Several smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

Several states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation, and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund’s net asset value. The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

“Subject to Appropriation” (“STA”) Tobacco Bonds Risk. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state’s appropriation pledge (“STA Tobacco Bonds”). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, “government appropriation” or “subject to appropriation” bonds (also referred to as “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer’s general funds.

Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit, and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit, or taxing power of the state.
Land-Secured or “Dirt” Bonds Risk.

Land-secured or dirt bonds are municipal securities for similar types of projects that are issued in connection with special taxing districts that are organized to plan and finance infrastructure development to induce residential, commercial, and industrial growth and redevelopment. The bonds financed by these methods, such as tax assessment, special tax or tax increment financing generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. These projects often are exposed to real estate development-related risks, such as the failure of property development, availability of financing, extended vacancies of properties, increased competition, limitations on rents, changes in neighborhood values and the demand of properties to tenants, and changes in interest rates. These real estate risks may be heightened if these projects are in foreclosure. Additionally, upon foreclosure the Fund may pay certain maintenance or operating expenses or taxes relating to such projects. These expenses may increase the overall expenses of the Fund and reduce its returns. In addition, these projects can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the projects.

Municipal Lease Obligations Risk

Municipal lease obligations are used by state and local governments to obtain funds to acquire land, equipment, or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal lease obligations, while secured by the leased property, are not general obligations of the issuing municipality. They often contain “non-appropriation” clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Municipal Project-Specific Risk

The Fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. This is because the value of municipal securities can be significantly affected by the political, economic, legal, and legislative realities of the issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal Project Housing-Related Risk

The Fund may invest in the bonds of projects focused on low-income, affordable, or other housing developments and businesses located in low-income areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state, and local governmental regulatory restrictions on the operation, rental, and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis. If a project owner is unable to pay all such costs, expenses and debt service, a default on the related bonds or loan is likely to occur.
Insurance Risk

The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses because of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. If the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.

Call Risk

Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for several reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.
Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Act, the Fund may invest without limit in illiquid investments. Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives, or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.

The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.

Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.

High Yield Securities Risk

To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV of the Fund’s Common Shares or Common Share dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.

High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.

A lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default, and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in the Fund’s portfolio may become illiquid or less liquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded.

To the extent the Fund focuses on below investment grade debt obligations, the Investment Manager’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that the Investment Manager will be successful in this regard.

The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security if a rating agency or the Investment Manager downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Investment Manager may consider factors including, but not limited to, the Investment Manager’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that the Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

In recent years, the Federal Reserve has raised interest rates in response to increased inflation. Increased inflation may cause fixed income securities markets to experience heightened levels of interest rate, volatility, and liquidity risk. Any additional interest rate increases in the future could cause the value of the Fund, that invests in fixed income securities to decrease. See also “Principal Risks of the Fund—Interest Rate Risk.”

The amount of public information available about the municipal bonds in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Investment Manager than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analysis and will, in some cases, rely partially or entirely upon or be informed by one or more quantitative models in making investment decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager, or such other investment adviser or sub-adviser, as applicable, and individual portfolio managers will expose all material risks associated with an investment. Additionally, the Investment Manager, or such other investment adviser or sub-adviser, as applicable, and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Investment Manager to restrict or prohibit participation in certain investments. In such circumstances, the Investment Manager or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of the Investment Manager or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate. Please refer to “Portfolio Managers – Conflicts of Interest” in the Statement of Additional Information for further information. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Investment Manager and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. There also can be no assurance that key personnel of the Investment Manager will continue to be associated with the Investment Manager for any length of time. The loss of services of one or more key employees of the Investment Manager could have an adverse impact on the Fund’s ability to realize its investment objective.

Reinvestment Risk

Income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

Leverage Risk

The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. Dividends payable with respect to any preferred shares outstanding and interest expense payable by the Fund with respect to any tender option bonds and other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the dividend rate on any preferred shares outstanding and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on tender option bonds and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Leverage creates several types of risks for Common Shareholders, including:

•the likelihood of greater volatility of NAV of Common Shares, and of the investment return to Common Shareholders, than a comparable portfolio without leverage;

•the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and

•the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged.

In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority over the Fund’s Common Shareholders in the distribution of the Fund’s assets.

In addition to tender option bonds and preferred shares, the Fund may engage in other transactions that may give rise to a form of leverage including, without limitation, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchase agreements, or other derivatives. The Fund’s use of such transactions gives rise to the leverage risks described above, and may adversely affect the Fund’s income, distributions, and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”

The Fund is required to satisfy certain regulatory and rating asset coverage requirements in connection with its use of preferred shares. Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such preferred shares, or the risk of the preferred shares being downgraded by a rating agency. The Fund’s current investment income might not be sufficient to meet the dividend requirements on preferred shares outstanding. To address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of preferred shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any preferred shares, total return swaps, reverse repurchases, tender option bonds, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have, seniority over the Fund’s Common Shares.
If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. In addition, holders of any preferred shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, would have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’ dividends on the preferred shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common Shareholders and may at times have disproportionate influence over the Fund’s affairs.

Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment Manager has a financial incentive for the Fund to use certain forms of leverage (e.g., preferred shares and tender option bonds), which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Shareholders, on the other hand.

Derivatives Risk

The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.

The use of derivative or other similar instruments (referred to collectively as “derivatives”) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives, which may increase market exposure, are subject to a number of risks, including leverage risk, liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Act and related rules no longer require asset segregation for derivative transactions, however asset segregation and posting of collateral may still be utilized for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.

Non-centrally cleared over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse itself.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the Fund to additional risks. In such case, the Fund may lose money.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the Fund to lose value.

Credit Default Swap Risk

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Valuation Risk

Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. See “How Fund Shares are Priced.”
Counterparty Risk

The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Regulatory Change Risk

Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences.

Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objective or utilize certain investment strategies and techniques.

Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency. For example, the Fund’s investments (including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on LIBOR. For more information related to the LIBOR transition, see “Principal Risks of the Fund – Regulatory Risk – LIBOR.”

Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions or, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Regulatory Risk—LIBOR

Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continued and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Investment Manager cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate because of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Other Investment Companies Risk

As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by the Fund directly in portfolio securities or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit the Fund’s ability to invest in other investment companies. See “Principal Risks of the Fund—Leverage Risk.”

Tax Risk

The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).

The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.

Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.

The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Distribution Rate Risk

The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.

For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Securities Lending Risk

To achieve income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided several conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objective and Policies—Loans of Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

Portfolio Turnover Risk

The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely impact the Fund’s after-tax returns. See “Tax Matters.”

Operational Risk

An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage, or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Market Disruption Risk

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Investment Manager as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. Furthermore, events involving limited liquidity, defaults, non-performance, or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Geopolitical Conflicts

The occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For example, following Russia’s large-scale invasion of Ukraine in February 2022, Russia, and other countries, persons and entities that were viewed as having provided material aid to Russia’s aggression against Ukraine, became the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, and economies. The extent, duration and impact of geopolitical conflicts and related market impacts are difficult to ascertain but could be significant and could have significant adverse effects on regional and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors, and on the Fund’s investments.
Non-Diversification Risk

Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Cyber Security Risk

As the use of technology, including cloud-based technology, has become more prevalent, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of the Investment Manager’s personnel). In addition, cyber security breaches involving the Fund’s third-party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. The Investment Manager’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.

Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred to prevent any cyber incidents in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber-attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses because of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Anti-Takeover Provisions

The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

Effects of Leverage [Text Block]
The Fund may utilize certain kinds of leverage, opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may also determine to increase its leverage through the issuance of preferred shares or decrease its leverage through preferred shares through preferred share redemptions or tender offers and may or may not determine to replace such leverage. The Fund may issue preferred shares without the approval of the Common Shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. In addition, holders of any preferred shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, would have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’ dividends on the preferred shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common Shareholders and may at times have disproportionate influence over the Fund’s affairs. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. The Fund’s net assets attributable to its preferred shares and the net proceeds the Fund obtains from the issuance of preferred shares, or the use of tender option bonds or other forms of leverage will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. So long as the rate of return, net of applicable Fund expenses, on the debt obligations and other investments purchased by the Fund exceeds the dividend rates payable on the preferred shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. There can be no assurance these circumstances will occur.

The Fund is subject to the requirement under the Act that an investment company satisfy an asset coverage requirement of 300% of its senior securities representing indebtedness measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including assets attributable to such leverage). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Common Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Common Shareholders.

Under the Act, the Fund is not permitted to issue preferred shares unless, immediately after such issuance, the value of the Fund’s total net assets (as defined below) is at least 200% of the liquidation value of any outstanding preferred shares and the newly issued preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s total net assets satisfies the above-referenced 200% coverage requirement.

Leveraging is a speculative technique and there are special risks and costs involved. The Fund cannot assure you that its use of preferred shares and any other forms of leverage (such as tender option bonds) will be successful or result in a higher yield on your Common Shares. When leverage is used, the net asset value of the Common Shares and the yield to Common Shareholders will be more volatile. In addition, dividends paid on preferred shares and interest and other expenses borne by the Fund with respect to its use of tender option bonds or other forms of leverage are borne by the Common Shareholders (and not by the holders of preferred shares (“preferred shareholders”)) and result in a reduction of the net asset value of the Common Shares. In addition, because the fees received by the Investment Manager are based on the total managed assets of the Fund, which includes total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls/buybacks, tender option bonds, borrowings and preferred shares that may be outstanding, if any), the Investment Manager has a financial incentive for the Fund to use certain forms of leverage (e.g., preferred shares and tender option bonds), which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Shareholders, on the other hand.

The Fund also may borrow money to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund.

The Fund opened a secured Line of Credit Arrangement (“LOC”), effective September 12, 2025, with U.S. Bank National Association (the “Bank”). The LOC has a maturity date of September 11, 2026, under which borrowing is limited to the lesser of (i) $15,000,000, (ii) 5% of the gross market value of the Fund and, (iii) 33 and 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Fund) of the unencumbered assets of the Fund which are recorded on the Fund's books and records as belonging solely to the Fund and are held by the Bank as sole custodian. The proceeds of the loans may only be used by the Fund for short term liquidity purposes in connection with periodic repurchases. The Fund will be charged the prime rate minus 1.0%. As of September 30, 2025, the Fund had not utilized the LOC.

The Fund’s ability to utilize leverage may also be limited by asset coverage requirements and other guidelines imposed by the terms of the preferred shares or imposed by rating agencies that provide ratings for the preferred shares which are more restrictive than the limitations imposed by the Act noted above.

Effects of Leverage

Assuming the use of leverage in the amount of 15.9% of the Fund’s total assets and an annual interest rate on leverage of 2.6% payable on such leverage based on estimated market interest rates as of a recent date, the additional income that the Fund must earn in order to cover such interest payments is 0.6% of total assets. These figures are merely estimates based on current market conditions, used for illustration purposes only. The Fund’s actual cost of leverage will be based on market interest rates at the time of and the extent to which the Fund utilizes leverage, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 15.9% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 2.6%.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	(12.00)%	(6.21)%	(0.42)%	5.38%	11.17%

Corresponding Return to Shareholder is composed of two elements - the dividends on shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and gains or losses on the value of the securities the Fund owns.

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	(12.00)%	(6.21)%	(0.42)%	5.38%	11.17%

Return at Minus Ten [Percent]	(12.00%)
Return at Minus Five [Percent]	(6.21%)
Return at Zero [Percent]	(0.42%)
Return at Plus Five [Percent]	5.38%
Return at Plus Ten [Percent]	11.17%
Effects of Leverage, Purpose [Text Block]
USE OF LEVERAGE
The Fund may use leverage through the issuance of preferred shares, or the use of tender option bonds, reverse repurchase agreements, credit default swaps, dollar rolls/buybacks and borrowings, such as through bank loans or commercial paper and/or other credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures, total return swaps and other derivative transactions, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to the Declaration and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The Declaration and Bylaws are each an exhibit to the registration statement of which this prospectus is a part.

The Fund is a statutory trust established under the laws of Delaware on July 29, 2024. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. Preferred shares may be issued in one or more series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.

Common Shares

The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “Plan of Distribution” above.

Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board after payment of preferential amounts payable to holders of preferred shares. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation after payment of the preferential amounts payable to holders of preferred shares. Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no pre-emptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.

The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote. So long as any preferred shares are outstanding, holders of preferred shares will be able to elect two Trustees and vote as a separate class on certain matters.

The Fund will send semi-annual unaudited financial statements and audited annual financial statements to its Common Shareholders.

The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.

The following table sets forth information about the Fund’s outstanding Shares as of December 31, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Common Shares	Unlimited	None	10,358,616.725

Preferred Shares

The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the Act currently requires that the Fund have an asset coverage of 300% upon the issuance of senior securities representing indebtedness and an asset coverage of 200% upon the issuance senior equity securities, such as preferred shares. In addition, under Section 18, no dividends of Common Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages. Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid. As of the date of this Prospectus, the Fund has no preferred shares outstanding.

Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Common Shares	Unlimited	None	10,358,616.725

Amt Bond Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
AMT Bond Risk

Investments by the Fund in “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Interest Rate Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. For example, as nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with rising interest rates may be heightened under recent market conditions, including because the U.S. Federal Reserve (the “Federal Reserve”) has raised interest rates from historically low levels and the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments.

Further, fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of eight years would generally be expected to decline by approximately 8% if interest rates rose by one percentage point.

Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand interest rate sensitivity of a security or of the Fund. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates.

Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, meaning increased sensitivity in prices in response to rising interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. These factors, collectively and/or individually, could cause the Fund to lose value.

Municipal Bond Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Risk

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation, or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances, or regulations enacted in the future by Congress or state legislatures, or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential physical risks resulting from climate change, including extreme weather, flooding, and fires. Climate risks, if materialized, can adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source municipal issuer’s revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.

The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be less liquid or may become less liquid because of, among other things, a credit rating downgrade, a payment default, or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit, or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund’s duration and cause the Fund to be subject to increased duration and interest rate risk.

The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.

The Fund may invest in taxable municipal bonds, such as Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorized state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. The Fund’s investments in Build America Bonds or similar taxable municipal bonds will result in taxable income and the Fund may elect to pass through to Common Shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Taxable municipal bonds involve similar risks as tax-exempt municipal bonds, including credit and market risk. See “Principal Risks of the Fund—Credit Risk” and “Principal Risks of the Fund—Market Risk.”

The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.

In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.

Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.

Private activity bonds are yet another type of municipal security. Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.

Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.

In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.

Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

Investing In U.S. Territories, Commonwealths And Possessions Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in U.S. Territories, Commonwealths and Possessions Risk

The Fund may invest in obligations of the governments of U.S. territories, commonwealths, and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. The Investment Manager expects the Fund to remain invested in municipal securities issued by Puerto Rico, its agencies, and instrumentalities, subject to market, economic and political conditions. For the past several years, Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. The amount of its outstanding public debt will make it very difficult for Puerto Rico to make full repayment. Certain issuers of Puerto Rico municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. As a result of Puerto Rico’s challenging economic and fiscal environment, certain securities issued by Puerto Rico and its agencies are currently considered below-investment-grade securities. If the economic situation in Puerto Rico persists or worsens, the volatility, liquidity, credit quality and performance of the Fund could be adversely affected. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the percentage of the Fund invested in Puerto Rican municipal securities, as of the date of reports, which may be substantial.

Tobacco Related Bonds Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tobacco Related Bonds Risk

The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state’s interest in the MSA and (ii) tobacco bonds subject to a state’s appropriation pledge, for which payments may come from both the MSA revenue and the applicable state’s appropriation pledge.

Tobacco Settlement Revenue Bonds Risk. Several smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

Several states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation, and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund’s net asset value. The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

“Subject to Appropriation” (“STA”) Tobacco Bonds Risk. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state’s appropriation pledge (“STA Tobacco Bonds”). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, “government appropriation” or “subject to appropriation” bonds (also referred to as “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer’s general funds.

Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit, and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit, or taxing power of the state.

Tobacco Related Bonds Risk, Tobacco Settlement Revenue Bonds Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tobacco Settlement Revenue Bonds Risk. Several smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

Several states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation, and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund’s net asset value. The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

Tobacco Related Bonds Risk, “Subject To Appropriation” (“Sta”) Tobacco Bonds Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Subject to Appropriation” (“STA”) Tobacco Bonds Risk. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state’s appropriation pledge (“STA Tobacco Bonds”). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, “government appropriation” or “subject to appropriation” bonds (also referred to as “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer’s general funds.

Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit, and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit, or taxing power of the state.

Land-Secured Or “Dirt” Bonds Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Land-Secured or “Dirt” Bonds Risk.

Land-secured or dirt bonds are municipal securities for similar types of projects that are issued in connection with special taxing districts that are organized to plan and finance infrastructure development to induce residential, commercial, and industrial growth and redevelopment. The bonds financed by these methods, such as tax assessment, special tax or tax increment financing generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. These projects often are exposed to real estate development-related risks, such as the failure of property development, availability of financing, extended vacancies of properties, increased competition, limitations on rents, changes in neighborhood values and the demand of properties to tenants, and changes in interest rates. These real estate risks may be heightened if these projects are in foreclosure. Additionally, upon foreclosure the Fund may pay certain maintenance or operating expenses or taxes relating to such projects. These expenses may increase the overall expenses of the Fund and reduce its returns. In addition, these projects can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the projects.

Municipal Lease Obligations Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Lease Obligations Risk

Municipal lease obligations are used by state and local governments to obtain funds to acquire land, equipment, or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal lease obligations, while secured by the leased property, are not general obligations of the issuing municipality. They often contain “non-appropriation” clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Municipal Project-Specific Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project-Specific Risk

The Fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. This is because the value of municipal securities can be significantly affected by the political, economic, legal, and legislative realities of the issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal Project Housing-Related Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project Housing-Related Risk

The Fund may invest in the bonds of projects focused on low-income, affordable, or other housing developments and businesses located in low-income areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state, and local governmental regulatory restrictions on the operation, rental, and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis. If a project owner is unable to pay all such costs, expenses and debt service, a default on the related bonds or loan is likely to occur.

Insurance Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk

The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses because of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. If the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Inflation/Deflation Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation has increased and it cannot be predicted when, if, or the degree to which it may decline. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.

Call Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk

Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for several reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations.

Liquidity Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Act, the Fund may invest without limit in illiquid investments. Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives, or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.

The current direction of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply, such as through higher rates, tighter financial regulations and proposals related to open-end fund liquidity that may prevent mutual funds and exchange-traded funds from participating in certain markets.

Repurchase Offer Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.

High Yield Securities Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk

To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the NAV of the Fund’s Common Shares or Common Share dividends. These securities are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.

High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.

A lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on the Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default, and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on the Fund’s ability to dispose of them. For example, under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in the Fund’s portfolio may become illiquid or less liquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded.

To the extent the Fund focuses on below investment grade debt obligations, the Investment Manager’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that the Investment Manager will be successful in this regard.

The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security if a rating agency or the Investment Manager downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Investment Manager may consider factors including, but not limited to, the Investment Manager’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.

Market Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that the Fund has focused its investments in a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

In recent years, the Federal Reserve has raised interest rates in response to increased inflation. Increased inflation may cause fixed income securities markets to experience heightened levels of interest rate, volatility, and liquidity risk. Any additional interest rate increases in the future could cause the value of the Fund, that invests in fixed income securities to decrease. See also “Principal Risks of the Fund—Interest Rate Risk.”

The amount of public information available about the municipal bonds in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Investment Manager than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

Management Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analysis and will, in some cases, rely partially or entirely upon or be informed by one or more quantitative models in making investment decisions for the Fund, or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager, or such other investment adviser or sub-adviser, as applicable, and individual portfolio managers will expose all material risks associated with an investment. Additionally, the Investment Manager, or such other investment adviser or sub-adviser, as applicable, and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Investment Manager to restrict or prohibit participation in certain investments. In such circumstances, the Investment Manager or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of the Investment Manager or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate. Please refer to “Portfolio Managers – Conflicts of Interest” in the Statement of Additional Information for further information. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Investment Manager and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. There also can be no assurance that key personnel of the Investment Manager will continue to be associated with the Investment Manager for any length of time. The loss of services of one or more key employees of the Investment Manager could have an adverse impact on the Fund’s ability to realize its investment objective.

Reinvestment Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk

Income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

Leverage Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk

The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies as described in this prospectus. Dividends payable with respect to any preferred shares outstanding and interest expense payable by the Fund with respect to any tender option bonds and other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the dividend rate on any preferred shares outstanding and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on tender option bonds and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate movements. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the Common Shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Leverage creates several types of risks for Common Shareholders, including:

•the likelihood of greater volatility of NAV of Common Shares, and of the investment return to Common Shareholders, than a comparable portfolio without leverage;

•the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Common Shares will fluctuate because such costs vary over time; and

•the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged.

In addition, the counterparties to the Fund’s leveraging transactions and any preferred shareholders of the Fund will have complete priority over the Fund’s Common Shareholders in the distribution of the Fund’s assets.

In addition to tender option bonds and preferred shares, the Fund may engage in other transactions that may give rise to a form of leverage including, without limitation, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchase agreements, or other derivatives. The Fund’s use of such transactions gives rise to the leverage risks described above, and may adversely affect the Fund’s income, distributions, and total returns to Common Shareholders. The Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies. See “Use of Leverage.”

The Fund is required to satisfy certain regulatory and rating asset coverage requirements in connection with its use of preferred shares. Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such preferred shares, or the risk of the preferred shares being downgraded by a rating agency. The Fund’s current investment income might not be sufficient to meet the dividend requirements on preferred shares outstanding. To address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of preferred shares. Liquidations at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Common Shareholders. See “Tax Matters” for more information. Any preferred shares, total return swaps, reverse repurchases, tender option bonds, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have, seniority over the Fund’s Common Shares.
If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the Common Shareholders, and these costs and expenses may be significant. In addition, holders of any preferred shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the Fund’s assets. Furthermore, preferred shareholders, voting separately as a single class, would have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’ dividends on the preferred shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, preferred shareholders may have interests that differ from those of Common Shareholders and may at times have disproportionate influence over the Fund’s affairs.

Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment Manager has a financial incentive for the Fund to use certain forms of leverage (e.g., preferred shares and tender option bonds), which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Shareholders, on the other hand.

Derivatives Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk

The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.

The use of derivative or other similar instruments (referred to collectively as “derivatives”) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives, which may increase market exposure, are subject to a number of risks, including leverage risk, liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), counterparty risk, tax risk and management risk as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Act and related rules no longer require asset segregation for derivative transactions, however asset segregation and posting of collateral may still be utilized for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.

Non-centrally cleared over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse itself.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended and may expose the Fund to additional risks. In such case, the Fund may lose money.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the Fund to lose value.

Credit Default Swap Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swap Risk

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Valuation Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk

Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. See “How Fund Shares are Priced.”

Counterparty Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties
Regulatory Change Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Change Risk

Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences.

Moreover, government regulation may have unpredictable and unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objective or utilize certain investment strategies and techniques.

Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency. For example, the Fund’s investments (including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on LIBOR. For more information related to the LIBOR transition, see “Principal Risks of the Fund – Regulatory Risk – LIBOR.”

Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions or, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.

Regulatory Risk - LIBOR Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk—LIBOR

Certain instruments in which the Fund may invest have relied or continue to rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continued and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Moreover, certain aspects of the transition from LIBOR have relied or will continue to rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Investment Manager cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The transition of investments from LIBOR to a replacement rate because of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Other Investment Companies Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk

As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s investment management fees and other expenses with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment Manager may choose to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Investment Manager or its related parties in lieu of investments by the Fund directly in portfolio securities or may choose to invest in such investment companies over investment companies sponsored or managed by others. Applicable law may limit the Fund’s ability to invest in other investment companies. See “Principal Risks of the Fund—Leverage Risk.”

Tax Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk

The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses).

The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.

Income and gains from certain of the Fund’s activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund were to treat income or gain from a particular investment or activity as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.

The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Potential Conflicts Of Interest Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Distribution Rate Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk

The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.

For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.

Securities Lending Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk

To achieve income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided several conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objective and Policies—Loans of Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

Portfolio Turnover Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk

The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely impact the Fund’s after-tax returns. See “Tax Matters.”

Operational Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk

An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage, or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Market Disruption Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Investment Manager as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. Furthermore, events involving limited liquidity, defaults, non-performance, or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Geopolitical Conflicts Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical Conflicts

The occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For example, following Russia’s large-scale invasion of Ukraine in February 2022, Russia, and other countries, persons and entities that were viewed as having provided material aid to Russia’s aggression against Ukraine, became the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, and economies. The extent, duration and impact of geopolitical conflicts and related market impacts are difficult to ascertain but could be significant and could have significant adverse effects on regional and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors, and on the Fund’s investments.

Non-Diversification Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk

Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Cyber Security Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk

As the use of technology, including cloud-based technology, has become more prevalent, the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of the Investment Manager’s personnel). In addition, cyber security breaches involving the Fund’s third-party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. The Investment Manager’s use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.

Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred to prevent any cyber incidents in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the Fund. Such entities have experienced cyber-attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses because of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Anti-Takeover Provisions Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions

The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund. See “Anti-Takeover and Other Provisions in the Declaration of Trust.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
Contact Personnel Name	Alyssa M. Bernard, Secretary
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board after payment of preferential amounts payable to holders of preferred shares. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation after payment of the preferential amounts payable to holders of preferred shares.
Security Voting Rights [Text Block]
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote. So long as any preferred shares are outstanding, holders of preferred shares will be able to elect two Trustees and vote as a separate class on certain matters.

Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s Common Shareholders.
Security Preemptive and Other Rights [Text Block]	Common Shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non-assessable, and will have no pre-emptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights.
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Obligations of Ownership [Text Block]
The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. See also “Plan of Distribution” above.

Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,358,616.725
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, under Section 18, no dividends of Common Shares or preferred shares, as applicable, may be paid by the Fund unless the Fund has the foregoing asset coverages.
Security Voting Rights [Text Block]
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the Fund entitle their holders to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote. So long as any preferred shares are outstanding, holders of preferred shares will be able to elect two Trustees and vote as a separate class on certain matters.

Security Preemptive and Other Rights [Text Block]	Section 18 also requires that preferred shareholders of the Fund have the right, as a class, to elect at least two Trustees at all times and to elect a majority of the Trustees in the event two full years’ dividends on the preferred shares are unpaid. As of the date of this Prospectus, the Fund has no preferred shares outstanding.
Security Obligations of Ownership [Text Block]	The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with no par value and such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Section 18 of the Act currently requires that the Fund have an asset coverage of 300% upon the issuance of senior securities representing indebtedness and an asset coverage of 200% upon the issuance senior equity securities, such as preferred shares.